Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2024
Investments Accounted For Using Equity Method
Schedule of Investments In joint ventures and associate

	Percentage of participation	As of December 31, 2024	As of December 31, 2023
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50.00	14,909,658	12,650,998
Central Cervecera de Colombia S.A.S.	50.00	17,676,953	19,793,183
Zona Franca Central Cervecera S.A.S.	50.00	105,346,786	106,768,550
Aguas de Origen S.A. (*)	50.00	-	8,636,461
Total joint ventures		137,933,397	147,849,192
Aguas Danone de Argentina S.A.	49.00	917,067	880,815
Other companies		896,457	863,173
Total associates		1,813,524	1,743,988
Total		139,746,921	149,593,180
(*)	Joint venture of subsidiary until June 30, 2024.

Schedule of acquisition of joint ventures and associates

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Aguas Danone de Argentina S.A.	-	72,589
Aguas de Origen S.A. (*)	-	3,017,505
Total	1,894,770	4,984,864
(*)	Joint venture of subsidiary until June 30, 2024.

Schedule of share of profit loss of associates and joint ventures accounted

	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Central Cervecera de Colombia S.A.S.	(11,959,652)	(10,565,966)	(9,410,015)
Zona Franca Central Cervecera S.A.S.	266,580	(1,710,319)	(1,965,827)
Aguas de Origen S.A. (*)	(6,782)	(9,695,813)	2,533,720
Cervecería Austral S.A.	2,911,947	2,802,039	2,829,304
Total joint ventures	(8,787,907)	(19,170,059)	(6,012,818)
Aguas Danone de Argentina S.A.	(651,872)	(45,336)	(5,272,903)
Other companies	(54,924)	(2,363)	307,653
Total associates	(706,796)	(47,699)	(4,965,250)
Total	(9,494,703)	(19,217,758)	(10,978,068)
(*)	Joint venture of subsidiary until June 30, 2024.

Schedule of changes in investments in joint ventures and associates.

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Balance at the beginning of year	149,593,180	140,926,012
Capital contributions to acquire interests in joint ventures	10,658,097	7,086,899
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(9,494,703)	(19,217,758)
Dividends received	(854,084)	(908,640)
Investment previously held (1)	(15,128,327)	-
Others (*)	4,972,758	21,706,667
Total	139,746,921	149,593,180
(*)	Mainly includes effects from the foreign currency of joint ventures.
(1)	See Note 1 - General Information letter C), number (12).

Schedule of summary of significant financial information related to joint ventures and associates.

	Associates		Joint ventures
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$	ThCh$	ThCh$
Assets and Liabilities
Current assets	130,158	120,150	85,454,616	130,488,940
Non-current assets	3,229,224	1,871,190	323,251,454	360,977,091
Current liabilities	350,258	101,254	123,265,925	106,403,754
Non-current liabilities	1,137,511	240,587	10,187,080	96,312,931

	Associates		Joint ventures
	For the years ended as of December 31,
	2024	2023	2024	2023	2022
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	175,369	120,587	454,581,166	260,993,102	327,979,632
Operating result	130,420	(180,321)	(3,922,885)	(9,292,789)	(8,895,582)
Net income for year	(1,340,072)	(92,524)	(16,865,965)	(12,227,357)	(14,228,664)
Other comprehensive income	1,668,405	(908,241)	17,274,249	(11,459,814)	(28,781,782)
Depreciation and amortization	(235,294)	(180,254)	(22,286,843)	(16,717,848)	(16,901,777)